Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
OPERATING REVENUES (Notes 2, 17 and 26)	$ 382,826	$ 366,009	$ 364,125
COSTS OF REVENUES (Notes 2, 7 and 18)	325,113	304,921	284,684
GROSS PROFIT	57,713	61,088	79,441
OPERATING EXPENSES (Notes 2, 4, 6, 18 and 24)
Sales and marketing	60,273	53,855	60,947
General and administrative	70,972	33,951	26,282
Research and development	45,993	30,600	28,711
Listing expense	178,804	0	0
Total operating expenses	356,042	118,406	115,940
OPERATING LOSS	(298,329)	(57,318)	(36,499)
NON-OPERATING INCOMES AND EXPENSES (Notes 2 and 18)
Finance costs	(12,671)	(11,088)	(9,754)
Finance income	2,942	625	889
Other income	6,391	9,511	5,179
Other losses, net	(3,177)	(1,627)	(1,546)
Gains (losses) on financial liabilities at fair value through profit or loss	205,938	(7,465)	(8,612)
Total non-operating incomes and expenses	199,423	(10,044)	(13,844)
LOSS BEFORE INCOME TAX	(98,906)	(67,362)	(50,343)
INCOME TAX (EXPENSE) BENEFIT (Notes 2 and 19)	(2)	0	1,063
NET LOSS	(98,908)	(67,362)	(49,280)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation	(16,180)	3,005	14,394
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (115,088)	$ (64,357)	$ (34,886)
LOSS PER SHARE (in U.S. dollars) (Note 20)
Basic (in dollars per share)	$ (0.45)	$ (0.35)	$ (0.25)
Diluted (in dollars per share)	$ (0.45)	$ (0.35)	$ (0.25)
Weighted average number of ordinary shares used in calculating basic loss per share (in shares)	222,000	193,334	193,334
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	222,000	193,334	193,334